Schedule of Investments (unaudited)
March 31, 2026
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 Western Asset Premier Bond Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 123.9%
Communication Services — 15.9%
Diversified Telecommunication Services — 4.9%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	690,000	$485,265 (a)
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	164,000	149,238 (a)
Altice France SA, Senior Secured Notes	9.500%	11/1/29	821,481	830,691 (a)
Altice France SA, Senior Secured Notes	6.875%	7/15/32	236,281	224,097 (a)
British Telecommunications PLC, Senior Notes	5.125%	12/4/28	500,000	507,716
British Telecommunications PLC, Senior Notes	3.250%	11/8/29	500,000	480,262 (a)(b)
Level 3 Financing Inc., Senior Notes	8.500%	1/15/36	400,000	417,745 (a)
Orange SA, Senior Notes	9.000%	3/1/31	600,000	709,388 (b)
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	1,670,000	1,654,357 (b)
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	500,000	436,607 (b)
Verizon Communications Inc., Senior Notes	5.250%	4/2/35	70,000	70,111
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	500,000	528,657 (a)
Total Diversified Telecommunication Services				6,494,134
Entertainment — 2.3%
Discovery Global Holdings Inc., Senior Notes	5.050%	3/15/42	970,000	641,467 (b)
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	980,000	971,670 (a)(b)
Netflix Inc., Senior Notes	6.375%	5/15/29	310,000	328,594
Walt Disney Co., Senior Notes	2.650%	1/13/31	1,280,000	1,188,264 (b)
Total Entertainment				3,129,995
Media — 6.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	340,000	338,892 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	310,000	322,012
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	880,000	812,105 (b)
Comcast Corp., Senior Notes	7.050%	3/15/33	1,000,000	1,123,482 (b)
Comcast Corp., Senior Notes	4.200%	8/15/34	920,000	866,411 (b)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	300,000	299,708 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	1,231,800	1,331,410 (b)
Fox Corp., Senior Notes	3.500%	4/8/30	500,000	480,604
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	60,000	54,093 (a)
Getty Images Inc., Senior Secured Notes	10.500%	11/15/30	320,000	287,289 (a)
Grupo Televisa SAB, Senior Notes	5.000%	5/13/45	550,000	342,050
Nexstar Media Inc., Senior Secured Notes	6.500%	9/15/33	1,000,000	1,008,224 (a)
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	720,000	653,093 (b)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	300,000	307,266 (a)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	280,000	264,180 (a)
Total Media				8,490,819
Wireless Telecommunication Services — 2.3%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	550,000	398,073 (a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	200,000	117,712 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	740,000	439,855 (a)(b)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	420,000	444,156 (b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	30,000	35,687 (b)
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	1,140,000	$1,078,562 (b)
T-Mobile USA Inc., Senior Notes	5.300%	5/15/35	70,000	70,609
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.500%	7/15/31	500,000 GBP	557,874 (a)
Total Wireless Telecommunication Services				3,142,528

Total Communication Services				21,257,476
Consumer Discretionary — 15.6%
Automobile Components — 1.0%
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	470,000	457,833 (a)
Cyprium Corp./Cyprium Holdings Luxembourg SARL, Senior Notes	6.375%	4/15/34	180,000	175,165 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	350,000	355,187 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	290,000	275,800 (a)
Total Automobile Components				1,263,985
Automobiles — 3.3%
Ford Motor Co., Senior Notes	3.250%	2/12/32	550,000	477,904 (b)
General Motors Co., Senior Notes	4.200%	10/1/27	750,000	746,246 (b)
General Motors Co., Senior Notes	6.600%	4/1/36	140,000	149,002 (b)
Mercedes-Benz Finance North America LLC, Senior Notes	8.500%	1/18/31	1,000,000	1,158,555 (b)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	2,020,000	1,915,687 (a)(b)
Total Automobiles				4,447,394
Broadline Retail — 2.3%
Amazon.com Inc., Senior Notes	2.100%	5/12/31	350,000	313,783
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	1,050,000	1,142,638 (a)(b)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	1,400,000	1,278,031 (b)
Prosus NV, Senior Notes	4.193%	1/19/32	300,000	282,567 (c)
Total Broadline Retail				3,017,019
Hotels, Restaurants & Leisure — 5.8%
Carnival Corp., Senior Notes	6.125%	2/15/33	690,000	697,266 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,210,000 EUR	1,271,084 (b)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	990,000	903,375 (a)(b)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	60,000	60,793
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,310,000	1,263,039 (b)
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	690,000	710,040
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	6.413%	7/16/35	540,000 GBP	666,141 (c)(d)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	490,000	470,734 (a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	130,000	135,424 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	350,000	353,180 (a)(b)
Sands China Ltd., Senior Notes	3.250%	8/8/31	1,340,000	1,213,742
Total Hotels, Restaurants & Leisure				7,744,818
Household Durables — 0.3%
Lennar Corp., Senior Notes	5.000%	6/15/27	430,000	431,044
Specialty Retail — 2.9%
Gee Automotive Holdings LLC, Senior Notes	7.250%	3/1/31	480,000	481,806 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	740,000	736,868 (a)(b)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	200,000	171,427 (a)
Michaels Cos. Inc., Secured Notes	11.000%	3/15/34	1,850,000	1,724,815 (a)
Michaels Cos. Inc., Senior Secured Notes	8.500%	3/15/33	300,000	292,365 (a)
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2026 Quarterly Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — continued
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	490,000	$489,664 (a)
Total Specialty Retail				3,896,945

Total Consumer Discretionary				20,801,205
Consumer Staples — 5.7%
Beverages — 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	1,540,000	1,500,541
Food Products — 2.0%
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	3.750%	12/1/31	500,000	467,962 (b)
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.950%	4/20/35	750,000	779,298
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	6.375%	2/25/55	620,000	618,245
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	340,000	304,165 (b)
TKC Holdings Inc., Senior Secured Notes	8.500%	8/15/30	460,000	464,161 (a)
Total Food Products				2,633,831
Tobacco — 2.6%
Altria Group Inc., Senior Notes	2.450%	2/4/32	1,000,000	877,799 (b)
Altria Group Inc., Senior Notes	5.625%	2/6/35	260,000	266,414
Altria Group Inc., Senior Notes	3.400%	2/4/41	1,000,000	755,605 (b)
BAT Capital Corp., Senior Notes	5.625%	8/15/35	320,000	329,224
BAT Capital Corp., Senior Notes	7.079%	8/2/43	550,000	605,013
Reynolds American Inc., Senior Notes	5.850%	8/15/45	610,000	591,142 (b)
Total Tobacco				3,425,197

Total Consumer Staples				7,559,569
Energy — 22.9%
Energy Equipment & Services — 1.4%
Halliburton Co., Senior Notes	4.850%	11/15/35	750,000	729,755 (b)
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	470,000	489,934 (a)
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	280,000	288,431 (a)
WBI Operating LLC, Senior Notes	6.500%	10/15/33	310,000	307,847 (a)
Total Energy Equipment & Services				1,815,967
Oil, Gas & Consumable Fuels — 21.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	5.750%	10/15/33	490,000	484,902 (a)
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	500,000	480,250
Continental Resources Inc., Senior Notes	4.375%	1/15/28	210,000	208,649
Continental Resources Inc., Senior Notes	4.900%	6/1/44	250,000	197,476
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	410,000	410,203 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	130,000	136,015 (a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	600,000	581,034 (b)
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	400,000	386,077
Ecopetrol SA, Senior Notes	5.875%	5/28/45	280,000	206,374
Ecopetrol SA, Senior Notes	5.875%	11/2/51	1,060,000	747,343
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. Term SOFR + 4.417%)	6.625%	2/15/28	550,000	550,491 (d)(e)
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	1,200,000	1,154,250 (a)
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Hess Midstream Operations LP, Senior Notes	4.250%	2/15/30	720,000	$692,228 (a)
Howard Midstream Energy Partners LLC, Senior Notes	6.625%	1/15/34	290,000	291,310 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	1,120,000	1,006,341 (a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	190,000	217,938
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	1,500,000	1,431,958 (b)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.410%	9/30/29	302,703	314,816 (a)(d)(f)(g)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	490,000	567,754 (a)(b)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	190,000	196,709 (a)
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	60,000	68,291
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	250,000	255,515
ONEOK Inc., Senior Notes	5.550%	11/1/26	500,000	502,977 (b)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	1,680,000	1,712,468 (a)(b)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	920,000	896,500 (b)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	670,000	531,756 (a)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	360,000	266,904
QazaqGaz National Co. JSC, Senior Notes	4.375%	9/26/27	650,000	645,528 (c)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	280,000	292,424 (a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,850,000	1,853,696 (b)
Southern Natural Gas Co. LLC, Senior Notes	4.800%	3/15/47	800,000	688,895 (a)(b)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	512,000	523,154 (a)(d)(e)
Targa Resources Corp., Senior Notes	6.500%	3/30/34	70,000	75,696
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	3.250%	8/15/30	350,000	323,626 (a)
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	3.250%	8/15/30	700,000	647,252 (c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	450,000	447,656 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	1,120,000	993,049 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	1,480,000	1,475,310 (a)(b)(d)(e)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	380,000	408,302 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	400,000	416,633 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	340,000	381,277 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	220,000	233,156 (a)
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	790,000	796,640
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	1,100,000	1,068,536 (b)
Western Midstream Operating LP, Senior Notes	6.150%	4/1/33	70,000	73,097
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	490,000	414,558 (b)
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	1,680,000	1,418,241 (h)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	443,000	495,363 (b)
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	39,000	46,337
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	500,000	486,466
Total Oil, Gas & Consumable Fuels				28,701,421

Total Energy				30,517,388
Financials — 25.1%
Banks — 10.6%
Banco de Chile, Senior Notes	2.990%	12/9/31	400,000	362,969 (a)
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2026 Quarterly Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Banco de Credito e Inversiones SA, Senior Notes	2.875%	10/14/31	400,000	$363,165 (a)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,500,000	1,499,445 (b)
Bank of America Corp., Subordinated Notes (5.518% to 10/25/34 then SOFR + 1.738%)	5.518%	10/25/35	710,000	710,233 (d)
Bank of Nova Scotia, Senior Notes	2.450%	2/2/32	600,000	530,437 (b)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	1,000,000	1,000,666 (b)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	240,000	240,343 (d)(e)
Citigroup Inc., Junior Subordinated Notes (6.875% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.875%	8/15/30	180,000	181,387 (d)(e)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	800,000	793,417 (b)
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,000,000	1,087,257 (b)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	400,000	398,423 (d)(e)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. Term SOFR + 1.872%)	3.973%	5/22/30	1,130,000	1,106,630 (b)(d)
HSBC Holdings PLC, Senior Notes (5.790% to 5/13/35 then SOFR + 1.880%)	5.790%	5/13/36	400,000	411,321 (d)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	700,000	802,291 (b)(d)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	1,000,000	1,026,715 (b)(d)(e)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	500,000	455,004 (b)
PNC Financial Services Group Inc., Senior Notes	2.550%	1/22/30	750,000	700,110 (b)
Santander UK Group Holdings PLC, Senior Notes (5.136% to 9/22/35 then SOFR + 1.578%)	5.136%	9/22/36	450,000	434,711 (d)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,000,000	913,545 (a)(b)
Truist Financial Corp., Senior Notes (5.711% to 1/24/34 then SOFR + 1.922%)	5.711%	1/24/35	700,000	722,307 (b)(d)
Wells Fargo & Co., Junior Subordinated Notes (6.125% to 6/15/31 then 5 year Treasury Constant Maturity Rate + 2.340%)	6.125%	6/15/31	380,000	381,531 (d)(e)
Total Banks				14,121,907
Capital Markets — 5.8%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	2,000,000	1,851,454 (b)(d)(e)
Credit Suisse AG AT1 Claim	—	—	2,560,000	0 *(f)(g)(i)
Goldman Sachs Group Inc., Senior Notes (2.640% to 2/24/27 then SOFR + 1.114%)	2.640%	2/24/28	2,400,000	2,361,648 (d)(h)
Goldman Sachs Group Inc., Senior Notes (5.536% to 1/28/35 then SOFR + 1.380%)	5.536%	1/28/36	260,000	264,399 (d)
Goldman Sachs Group Inc., Senior Notes (5.851% to 4/25/34 then SOFR + 1.552%)	5.851%	4/25/35	70,000	72,661 (d)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	500,000	484,035 (a)(b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	500,000	464,387 (d)
UBS AG, Senior Notes	7.500%	2/15/28	400,000	423,258
UBS Group AG, Junior Subordinated Notes (7.000% to 8/10/30 then USD 5 year SOFR ICE Swap Rate + 3.077%)	7.000%	2/10/30	340,000	336,999 (a)(d)(e)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	620,000	609,848 (a)(d)(e)
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	770,000	$829,434 (a)(d)
Total Capital Markets				7,698,123
Consumer Finance — 0.5%
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.422%	1/15/56	680,000	638,873 (a)(d)
Financial Services — 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	2,500,000	2,213,186 (h)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	11/15/35	720,000	695,968
Block Inc., Senior Notes	6.000%	8/15/33	1,010,000	994,359 (a)(b)
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	210,000	200,848 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	660,000	678,854 (a)(b)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	1,010,000	1,019,945 (a)(b)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	320,000	276,708 (a)
Total Financial Services				6,079,868
Insurance — 2.4%
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	870,000	903,311 (a)
Marsh & McLennan Cos. Inc., Senior Notes	5.000%	3/15/35	1,000,000	996,273 (b)
MetLife Inc., Junior Subordinated Notes	10.750%	8/1/39	500,000	648,264
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	680,000	672,635 (a)
Total Insurance				3,220,483
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	680,000	668,561 (a)(b)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.500%	8/1/30	330,000	330,831
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	670,000	693,049 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				1,692,441

Total Financials				33,451,695
Health Care — 12.3%
Biotechnology — 1.2%
AbbVie Inc., Senior Notes	5.050%	3/15/34	500,000	507,638 (b)
Amgen Inc., Senior Notes	5.150%	3/2/28	700,000	710,568 (b)
Amgen Inc., Senior Notes	2.450%	2/21/30	400,000	371,560
Total Biotechnology				1,589,766
Health Care Equipment & Supplies — 0.7%
Solventum Corp., Senior Notes	5.600%	3/23/34	850,000	869,235
Health Care Providers & Services — 6.6%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	810,000	779,761 (a)(b)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	210,000	182,821 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	400,000	429,644 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	530,000	550,733 (a)
Cigna Group, Senior Notes	2.400%	3/15/30	1,000,000	924,085 (b)
CVS Health Corp., Senior Notes	3.250%	8/15/29	500,000	479,230
CVS Health Corp., Senior Notes	3.750%	4/1/30	700,000	676,590
CVS Health Corp., Senior Notes	5.250%	2/21/33	400,000	404,747
CVS Health Corp., Senior Notes	5.700%	6/1/34	70,000	71,961
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2026 Quarterly Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
CVS Pass-Through Trust	7.507%	1/10/32	201,825	$213,168 (a)(b)
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	86,759	87,096
CVS Pass-Through Trust, Secured Trust	6.036%	12/10/28	117,723	118,851 (b)
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	157,690	162,389 (b)
Elevance Health Inc., Senior Notes	4.100%	5/15/32	750,000	720,413 (b)
HCA Inc., Senior Notes	3.500%	9/1/30	1,000,000	949,949 (b)
Humana Inc., Senior Notes	5.875%	3/1/33	400,000	408,901
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	480,000	496,427 (a)
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	450,000	441,583 (a)
Tenet Healthcare Corp., Senior Notes	6.000%	11/15/33	390,000	394,928 (a)
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	320,000	289,790
Total Health Care Providers & Services				8,783,067
Pharmaceuticals — 3.8%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	1,070,000	1,096,417 (a)(b)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	860,000	852,656 (a)(b)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	100,000	75,125 (a)
Pfizer Inc., Senior Notes	3.000%	12/15/26	500,000	497,058 (b)
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	1,800,000	1,793,679 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	646,000	644,323
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	200,000	148,499
Total Pharmaceuticals				5,107,757

Total Health Care				16,349,825
Industrials — 8.8%
Aerospace & Defense — 2.4%
Avolon Holdings Funding Ltd., Senior Notes	3.250%	2/15/27	1,090,000	1,078,010 (a)
Avolon Holdings Funding Ltd., Senior Notes	2.750%	2/21/28	1,000,000	964,921 (a)(b)
Boeing Co., Senior Notes	3.200%	3/1/29	500,000	482,359 (b)
Boeing Co., Senior Notes	3.250%	2/1/35	240,000	205,840
Bombardier Inc., Senior Notes	7.500%	2/1/29	310,000	322,117 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	190,000	196,452 (a)
Total Aerospace & Defense				3,249,699
Commercial Services & Supplies — 1.7%
CoreCivic Inc., Senior Notes	8.250%	4/15/29	470,000	490,982
GEO Group Inc., Senior Notes	10.250%	4/15/31	460,000	491,056
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	80,000	83,138
Neptune Bidco US Inc., Senior Secured Notes	10.375%	5/15/31	400,000	403,965 (a)
Neptune Bidco US Inc., Senior Secured Notes	9.500%	2/15/33	350,000	340,021 (a)
RB Global Holdings Inc., Senior Secured Notes	6.750%	3/15/28	480,000	486,539 (a)
Total Commercial Services & Supplies				2,295,701
Construction & Engineering — 0.2%
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	210,000	230,181 (a)
Electrical Equipment — 0.4%
WESCO Distribution Inc., Senior Notes	5.500%	4/15/34	540,000	533,168 (a)
Ground Transportation — 0.5%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	660,000	630,835 (a)
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Machinery — 1.1%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	500,000 EUR	$503,971 (b)(c)
Columbus McKinnon Corp., Senior Secured Notes	7.125%	2/1/33	220,000	220,105 (a)
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	290,000	297,483 (a)
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	510,000	502,586 (a)
Total Machinery				1,524,145
Passenger Airlines — 1.2%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	490,000	493,167 (a)(b)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,070,000	1,050,504 (a)(b)
Total Passenger Airlines				1,543,671
Trading Companies & Distributors — 1.3%
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.250%	3/15/30	330,000	332,971 (a)
Ashtead Capital Inc., Senior Notes	2.450%	8/12/31	1,230,000	1,081,526 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	270,000	276,910 (a)
Total Trading Companies & Distributors				1,691,407

Total Industrials				11,698,807
Information Technology — 4.5%
Communications Equipment — 0.4%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	450,000	473,305 (a)(b)
Electronic Equipment, Instruments & Components — 0.7%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	210,000	219,452 (a)
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	700,000	723,447 (a)(b)
Total Electronic Equipment, Instruments & Components				942,899
IT Services — 1.1%
APLD ComputeCo 2 LLC, Senior Secured Notes	6.750%	3/15/31	200,000	198,668 (a)
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	370,000	381,545 (a)
CoreWeave Inc., Senior Notes	9.250%	6/1/30	910,000	885,079 (a)
Total IT Services				1,465,292
Semiconductors & Semiconductor Equipment — 1.1%
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	500,000	517,707 (a)(b)
Qnity Electronics Inc., Senior Secured Notes	5.750%	8/15/32	980,000	982,392 (a)(b)
Total Semiconductors & Semiconductor Equipment				1,500,099
Software — 1.1%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	460,000	436,648 (a)
Oracle Corp., Senior Notes	6.000%	8/3/55	550,000	461,551
Synopsys Inc., Senior Notes	5.150%	4/1/35	570,000	571,294
Total Software				1,469,493
Technology Hardware, Storage & Peripherals — 0.1%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	190,000	193,619 (a)

Total Information Technology				6,044,707
Materials — 8.1%
Chemicals — 1.7%
ARC Falcon I Inc./Arclin USA LLC/New Arclin US Holding Corp., Senior Secured Notes	9.750%	3/1/33	720,000	693,842 (a)
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	110,000	113,032
Celanese US Holdings LLC, Senior Notes	6.750%	4/15/33	190,000	195,053 (b)
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2026 Quarterly Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Chemicals — continued
OCP SA, Senior Notes	6.750%	5/2/34	1,220,000	$1,270,407 (a)
Total Chemicals				2,272,334
Metals & Mining — 5.7%
Antofagasta PLC, Senior Notes	5.625%	5/13/32	900,000	913,256 (a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	430,000	467,962 (h)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	2,570,000	2,682,060 (a)(b)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	1,080,000	1,039,810 (a)
Freeport Minerals Corp., Senior Notes	9.500%	6/1/31	60,000	71,487
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	220,000	223,351
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	580,000	549,197 (b)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	330,000	337,260 (a)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	210,000	211,427
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	940,000	1,038,869
Total Metals & Mining				7,534,679
Paper & Forest Products — 0.7%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	1,000,000	930,140 (b)

Total Materials				10,737,153
Real Estate — 2.7%
Diversified REITs — 1.4%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	230,000	214,291
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	100,000 GBP	116,372
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	200,000	155,750
Trust 2401, Senior Notes	4.869%	1/15/30	461,000	444,176 (a)
Trust Fibra Uno, Senior Notes	4.869%	1/15/30	239,000	229,446 (c)
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Notes	8.625%	6/15/32	660,000	672,673 (a)
Total Diversified REITs				1,832,708
Specialized REITs — 1.3%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	790,000	790,287 (a)(b)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	230,000	226,075 (a)
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	800,000	791,270 (a)(b)
Total Specialized REITs				1,807,632

Total Real Estate				3,640,340
Utilities — 2.3%
Electric Utilities — 1.9%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.050%	3/1/35	500,000	498,396
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	400,000	358,616 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	700,000	766,917 (b)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	300,000	314,389 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	640,000	662,744 (a)
Total Electric Utilities				2,601,062
Independent Power and Renewable Electricity Producers — 0.4%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	525,690	520,444 (a)(b)

Total Utilities				3,121,506
Total Corporate Bonds & Notes (Cost — $160,907,477)				165,179,671
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — 7.4%
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. Term SOFR + 1.014%)	4.693%	7/25/46	425,983	$79,339 (a)(d)
AMMC CLO Ltd., 2021-24A ER (3 mo. Term SOFR + 6.500%)	10.168%	1/20/35	320,000	294,309 (a)(d)
AMMC CLO Ltd., 2022-27A DR (3 mo. Term SOFR + 2.700%)	6.368%	1/20/37	150,000	148,865 (a)(d)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.418%	10/20/34	160,000	154,217 (a)(d)
Apex Credit CLO Ltd., 2019-2A ERR (3 mo. Term SOFR + 7.670%)	11.338%	1/25/38	420,000	353,036 (a)(d)
Apidos CLO Ltd., 2024-50A E (3 mo. Term SOFR + 5.100%)	8.768%	1/20/38	270,000	264,100 (a)(d)
Ares CLO Ltd., 2017-44A CRR (3 mo. Term SOFR + 2.750%)	6.422%	4/15/34	250,000	247,290 (a)(d)
Balboa Bay Loan Funding Ltd., 2020-1A ERR (3 mo. Term SOFR + 7.150%)	10.818%	10/20/35	440,000	424,534 (a)(d)
Bayview Financial Asset Trust, 2007-SR1A M4 (1 mo. Term SOFR + 1.614%)	5.293%	3/25/37	24,405	24,944 (a)(d)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	9.622%	7/15/37	390,000	350,845 (a)(d)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	7.569%	11/22/34	400,000	396,675 (a)(d)
Capital Four US CLO Ltd., 2025-4A D1 (3 mo. Term SOFR + 3.250%)	7.008%	10/18/38	340,000	341,803 (a)(d)
Dryden Senior Loan Fund, 2015-41A DR (3 mo. Term SOFR + 2.862%)	6.534%	4/15/31	500,000	501,304 (a)(d)
Dryden CLO Ltd., 2022-113A D1R3 (3 mo. Term SOFR + 3.000%)	6.672%	10/15/37	350,000	349,125 (a)(d)
Elevation CLO Ltd., 2016-5A ERR (3 mo. Term SOFR + 7.580%)	11.248%	1/25/38	400,000	383,126 (a)(d)
Galaxy CLO Ltd., 2016-22A DR4 (3 mo. Term SOFR + 2.500%)	6.463%	4/16/34	320,000	315,397 (a)(d)
GoldenTree Loan Management US CLO Ltd., 2020-8A ERR (3 mo. Term SOFR + 5.750%)	9.418%	10/20/34	410,000	406,404 (a)(d)
Golub Capital Partners CLO Ltd., 2024-77A E (3 mo. Term SOFR + 4.850%)	8.518%	1/25/38	680,000	647,877 (a)(d)
HalseyPoint CLO Ltd., 2019-1A FR (3 mo. Term SOFR + 10.730%)	14.398%	10/20/37	500,000	439,866 (a)(d)
Indymac Manufactured Housing Contract Pass-Through Certificates, 1997-1 A5	6.970%	2/25/28	6,460	6,437
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	6.918%	7/25/34	280,000	278,236 (a)(d)
Katayma CLO Ltd., 2024-2A D (3 mo. Term SOFR + 4.500%)	8.168%	4/20/37	310,000	309,852 (a)(d)
Morgan Stanley ABS Capital Inc. Trust, 2003-SD1 A1 (1 mo. Term SOFR + 1.114%)	4.793%	3/25/33	3,135	3,171 (d)
New Mountain CLO Ltd., 5A D1R (3 mo. Term SOFR + 3.150%)	6.818%	7/20/36	290,000	287,609 (a)(d)
Oaktree CLO Ltd., 2022-2A D1R2 (3 mo. Term SOFR + 3.250%)	6.922%	10/15/37	340,000	337,641 (a)(d)
Obra CLO Ltd., 2024-1A E (3 mo. Term SOFR + 6.750%)	10.418%	1/20/38	390,000	378,133 (a)(d)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.008%	1/20/38	480,000	410,719 (a)(d)
Ocean Trails CLO Ltd., 2024-16A E (3 mo. Term SOFR + 6.690%)	10.358%	1/20/38	170,000	162,543 (a)(d)
OCP CLO Ltd., 2023-26A ER (3 mo. Term SOFR + 4.450%)	8.118%	4/17/37	310,000	299,865 (a)(d)
Octagon Investment Partners Ltd., 2020-1A ER2 (3 mo. Term SOFR + 6.000%)	9.669%	1/22/38	500,000	483,996 (a)(d)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	6.518%	7/19/37	150,000	149,428 (a)(d)
Origen Manufactured Housing Contract Trust, 2007-A A2	5.072%	4/15/37	128,344	118,304 (d)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	6.618%	7/20/37	110,000	108,947 (a)(d)
Trinitas CLO Ltd., 2024-27A D1 (3 mo. Term SOFR + 4.300%)	7.968%	4/18/37	110,000	109,944 (a)(d)
Voya CLO Ltd., 2020-3A D1RR (3 mo. Term SOFR + 2.700%)	6.370%	1/20/38	210,000	207,182 (a)(d)
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	8.168%	4/20/37	100,000	99,412 (a)(d)

Total Asset-Backed Securities (Cost — $10,388,480)				9,874,475
Senior Loans — 6.9%
Consumer Discretionary — 1.4%
Diversified Consumer Services — 0.5%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.506%	6/24/30	859,391	634,231 (d)(j)(k)(l)
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2026 Quarterly Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — 0.9%
Light & Wonder International Inc., Term Loan B3 (1 mo. Term SOFR + 2.000%)	5.675%	4/16/29	1,221,389	$1,222,916 (d)(j)(k)

Total Consumer Discretionary				1,857,147
Financials — 2.2%
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B2 (1 mo. Term SOFR + 3.500%)	7.168%	3/12/29	117,911	116,569 (d)(j)(k)
Financial Services — 1.9%
Citadel Securities LP, 2024 Term Loan Facility (3 mo. Term SOFR + 2.000%)	5.700%	10/31/31	2,183,154	2,188,165 (d)(j)(k)
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.668%	7/31/31	129,350	125,631 (d)(j)(k)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.168%	7/31/31	246,264	237,491 (d)(j)(k)
Total Financial Services				2,551,287
Insurance — 0.2%
Asurion LLC, New Term Loan B14	—	3/11/33	250,000	242,032 (l)

Total Financials				2,909,888
Health Care — 0.2%
Health Care Technology — 0.2%
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.418%	2/15/29	309,219	304,001 (d)(j)(k)

Industrials — 0.8%
Passenger Airlines — 0.8%
Spirit Airlines LLC, Contingent DIP Facility	—	7/14/26	116,198	14,525 *(g)(m)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.678%	1/2/40	49,103	48,612 (d)(j)(k)
Spirit Airlines LLC, Roll Up Term Loan	—	10/14/26	304,992	213,494 (g)(l)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.678%	7/14/26	12,178	12,056 (d)(j)(k)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.678%	7/14/26	24,052	23,811 (d)(j)(k)
United Air Lines Inc., Refinanced Term Loan (1 mo. Term SOFR + 1.750%)	5.431%	2/24/31	715,498	715,277 (d)(j)(k)

Total Industrials				1,027,775
Information Technology — 2.0%
Semiconductors & Semiconductor Equipment — 1.7%
VCI Asset Holdings 1 LLC, Term Loan	10.000%	11/20/30	1,100,000	1,181,130 (j)(k)
VCI Asset Holdings 2 LLC, Initial Term Loan	7.375%	2/6/31	1,130,000	1,163,900 (f)(j)(k)
Total Semiconductors & Semiconductor Equipment				2,345,030
Software — 0.3%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.518%	10/8/28	250,000	223,906 (d)(j)(k)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.250%)	7.917%	7/1/31	197,500	177,942 (d)(j)(k)
Total Software				401,848

Total Information Technology				2,746,878
Materials — 0.3%
Chemicals — 0.3%
Hexion Holdings Corp., 2024 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	7.675%	3/15/29	370,486	355,281 (d)(j)(k)

Total Senior Loans (Cost — $9,385,883)				9,200,970
Collateralized Mortgage Obligations(n) — 3.8%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	6.797%	9/15/34	220,000	213,940 (a)(d)
Bear Stearns ALT-A Trust, 2004-3 A1 (1 mo. Term SOFR + 0.754%)	4.433%	4/25/34	13,582	13,529 (d)
CHL Mortgage Pass-Through Trust, 2005-7 1A1 (1 mo. Term SOFR + 0.654%)	4.333%	3/25/35	112,390	107,007 (d)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	2,298	2,253 (a)
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(n) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA6 B1 (30 Day Average SOFR + 3.000%)	6.662%	12/25/50	310,000	$328,754 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M2 (30 Day Average SOFR + 3.750%)	7.412%	2/25/42	910,000	929,225 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA6 M2 (30 Day Average SOFR + 5.750%)	9.412%	9/25/42	1,000,000	1,064,248 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2023-R06 1M2 (30 Day Average SOFR + 2.700%)	6.362%	7/25/43	560,000	572,844 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2024-R02 1M2 (30 Day Average SOFR + 1.800%)	5.462%	2/25/44	520,000	520,871 (a)(d)
Federal National Mortgage Association (FNMA), 2004-W15 1A2	6.500%	8/25/44	27,509	28,508
GS Mortgage Securities Corp. II, 2024-70P E	8.367%	3/10/41	270,000	276,054 (a)(d)
Impac CMB Trust, 2004-10 2A (1 mo. Term SOFR + 0.754%)	4.433%	3/25/35	34,795	33,004 (d)
MERIT Securities Corp., 2011-PA B3 (1 mo. USD LIBOR + 2.250%)	7.210%	9/28/32	235,210	200,669 (a)(d)
Morgan Stanley Capital I Trust, 2015-UBS8 C	4.320%	12/15/48	40,532	39,843 (d)
Morgan Stanley Capital I Trust, 2016-BNK2 B	3.485%	11/15/49	430,000	402,106
Prime Mortgage Trust, 2005-2 2XB, IO	1.743%	10/25/32	615,823	31,808 (d)
Prime Mortgage Trust, 2005-5 1X, IO	1.089%	7/25/34	555,820	14,479 (d)
RAMP Trust, 2005-SL2 APO, STRIPS, PO	0.000%	2/25/32	672	634
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. Term SOFR + 1.108%)	4.908%	6/20/33	1,412	1,395 (d)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	5.279%	3/25/33	13,470	13,190 (d)
UBS Commercial Mortgage Trust, 2018-C15 C	5.137%	12/15/51	285,000	272,083 (d)

Total Collateralized Mortgage Obligations (Cost — $5,216,895)				5,066,444
Sovereign Bonds — 3.2%
Angola — 0.3%

Angolan Government International Bond, Senior Notes	8.000%	11/26/29	400,000	396,075 (a)
Argentina — 0.6%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	30,376	26,702
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	416,974	315,337 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	420,000	419,429 (a)
Total Argentina				761,468
Dominican Republic — 0.2%

Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	380,000	351,082 (a)
Mexico — 1.6%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	360,000	318,654
Mexico Government International Bond, Senior Notes	5.850%	7/2/32	492,000	494,386 (b)
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	1,750,000	1,284,500 (b)
Total Mexico				2,097,540
Paraguay — 0.2%

Paraguay Government International Bond, Senior Notes	6.650%	3/4/55	300,000	312,120 (a)
Poland — 0.3%
Bank Gospodarstwa Krajowego, Senior Notes	5.375%	5/22/33	350,000	354,974 (c)

Total Sovereign Bonds (Cost — $4,076,343)				4,273,259
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2026 Quarterly Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate		Shares	Value
Preferred Stocks — 0.6%
Financials — 0.6%
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.641%		16,546	$401,571 (d)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.705%		5,224	103,017 (d)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.289%		9,538	201,920 (d)

Total Preferred Stocks (Cost — $770,651)				706,508
		Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.2%
Communication Services — 0.2%
Media — 0.2%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK) (Cost — $89,403)	3.875%	11/30/30	82,932	296,449 (o)
			Shares
Common Stocks — 0.1%
Communication Services — 0.1%
Diversified Telecommunication Services — 0.1%
Altice France Luxco			8,602	146,405 *

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Aviation Holdings Inc.			5,706	1,427 *

Total Common Stocks (Cost — $98,429)				147,832
		Expiration Date	Rights
Rights — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France Luxco (Cost — $0)		—	685	10,095 *
Total Investments before Short-Term Investments (Cost — $190,933,561)				194,755,703
	Rate		Shares
Short-Term Investments — 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $109,173)	3.589%		109,173	109,173 (p)(q)
Total Investments — 146.2% (Cost — $191,042,734)				194,864,876
Liabilities in Excess of Other Assets — (46.2)%				(61,562,103)
Total Net Assets — 100.0%				$133,302,773

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Premier Bond Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.
(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(i)	Value is less than $1.
(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(l)	All or a portion of this loan has not settled as of March 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(m)	The coupon payment on this security is currently in default as of March 31, 2026.
(n)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(o)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(p)	Rate shown is one-day yield as of the end of the reporting period.
(q)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $109,173 and the cost was $109,173 (Note 2).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
IO	—	Interest Only
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2026 Quarterly Report

 Western Asset Premier Bond Fund
At March 31, 2026, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	4.160%	3/11/2026	6/10/2026	$4,871,728	Corporate Bonds & Notes	$5,099,077
Royal Bank of Canada	4.220%	2/26/2026	5/27/2026	1,394,400	Corporate Bonds & Notes	1,432,941
				$6,266,128		$6,532,018

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
At March 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	515,541	GBP	382,805	BNP Paribas SA	4/16/26	$8,873
GBP	20,306	USD	27,725	Citibank N.A.	4/16/26	(848)
USD	611,300	EUR	520,943	Citibank N.A.	4/16/26	8,690
GBP	78,900	USD	105,484	Morgan Stanley & Co. Inc.	4/16/26	(1,055)
Net unrealized appreciation on open forward foreign currency contracts						$15,660

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund commenced investment operations on March 28, 2002. The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Premier Bond Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$30,202,572	$314,816	$30,517,388
Financials	—	33,451,695	0 *	33,451,695
Other Corporate Bonds & Notes	—	101,210,588	—	101,210,588
Asset-Backed Securities	—	9,874,475	—	9,874,475
Senior Loans:
Industrials	—	799,756	228,019	1,027,775
Other Senior Loans	—	8,173,195	—	8,173,195
Collateralized Mortgage Obligations	—	5,066,444	—	5,066,444
Sovereign Bonds	—	4,273,259	—	4,273,259
Preferred Stocks	$706,508	—	—	706,508
Convertible Bonds & Notes	—	296,449	—	296,449
Common Stocks:
Communication Services	—	146,405	—	146,405
Industrials	1,427	—	—	1,427
Rights	—	10,095	—	10,095
Total Long-Term Investments	707,935	193,504,933	542,835	194,755,703
Short-Term Investments†	109,173	—	—	109,173
Total Investments	$817,108	$193,504,933	$542,835	$194,864,876
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$17,563	—	$17,563
Total	$817,108	$193,522,496	$542,835	$194,882,439
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$1,903	—	$1,903

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2026. The following transactions were effected

Western Asset Premier Bond Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
in such company for the period ended March 31, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$828,276	$13,977,530	13,977,530	$14,696,633	14,696,633

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$11,769	—	$109,173

Western Asset Premier Bond Fund 2026 Quarterly Report